Quarterly Holdings Report
for

Fidelity® Balanced K6 Fund

November 30, 2019

BAL-K6-QTLY-0120
1.9893900.100

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.6%
	Shares	Value
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	15,331	$573,073
Entertainment - 2.4%
Activision Blizzard, Inc.	43,987	2,411,807
DouYu International Holdings Ltd. ADR	6,151	45,886
Electronic Arts, Inc. (a)	2,493	251,818
Netflix, Inc. (a)	2,894	910,626
Sea Ltd. ADR (a)	4,482	166,013
The Walt Disney Co.	9,615	1,457,442
Viacom, Inc. Class B (non-vtg.)	824	19,834
		5,263,426
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (a)	795	1,036,752
Class C (a)	2,827	3,689,122
ANGI Homeservices, Inc. Class A (a)	4,300	33,325
Facebook, Inc. Class A (a)	15,568	3,139,132
Momo, Inc. ADR	1,239	46,376
Tencent Holdings Ltd.	6,403	270,176
Twitter, Inc. (a)	4,661	144,072
Wise Talent Information Technology Co. Ltd. (a)	40,735	95,122
		8,454,077
Media - 0.1%
Altice U.S.A., Inc. Class A (a)	2,608	66,713
Charter Communications, Inc. Class A (a)	288	135,363
Discovery Communications, Inc. Class A (a)	1,924	63,377
		265,453
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	2,747	31,618
T-Mobile U.S., Inc. (a)	1,600	125,680
		157,298

TOTAL COMMUNICATION SERVICES		14,713,327

CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.1%
Aptiv PLC	2,952	277,134
Distributors - 0.2%
LKQ Corp. (a)	9,465	333,925
Diversified Consumer Services - 0.0%
Afya Ltd.	1,684	46,377
Hotels, Restaurants & Leisure - 1.2%
ARAMARK Holdings Corp.	4,886	213,225
Churchill Downs, Inc.	1,222	158,872
Compass Group PLC	16,794	411,493
Dunkin' Brands Group, Inc.	1,731	132,508
Marriott International, Inc. Class A	3,053	428,519
McDonald's Corp.	6,413	1,247,200
Wynn Resorts Ltd.	1,119	135,231
		2,727,048
Household Durables - 0.2%
Lennar Corp. Class A	8,354	498,316
Internet & Direct Marketing Retail - 2.5%
Alibaba Group Holding Ltd.	3,300	83,636
Alibaba Group Holding Ltd. sponsored ADR (a)	977	195,400
Amazon.com, Inc. (a)	2,036	3,666,429
Jumia Technologies AG ADR	1,500	9,390
Meituan Dianping Class B (a)	3,824	50,412
MercadoLibre, Inc. (a)	100	58,058
Pinduoduo, Inc. ADR (a)	16,489	592,780
The Booking Holdings, Inc. (a)	408	776,844
Waitr Holdings, Inc. (a)	4,985	1,894
Wayfair LLC Class A (a)	100	8,492
		5,443,335
Leisure Products - 0.1%
Mattel, Inc. (a)	9,058	105,979
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	6,209	567,875
Specialty Retail - 1.6%
Burlington Stores, Inc. (a)	916	206,100
Carvana Co. Class A (a)	209	19,922
Lowe's Companies, Inc.	9,162	1,074,794
The Children's Place Retail Stores, Inc.	1,018	73,561
The Home Depot, Inc.	4,683	1,032,648
TJX Companies, Inc.	14,962	914,627
Ulta Beauty, Inc. (a)	1,017	237,836
		3,559,488
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	4,172	390,040
PVH Corp.	1,933	187,424
Tapestry, Inc.	7,431	199,820
		777,284

TOTAL CONSUMER DISCRETIONARY		14,336,761

CONSUMER STAPLES - 4.6%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	2,241	416,960
Diageo PLC	4,686	191,455
Keurig Dr. Pepper, Inc.	5,602	173,326
Monster Beverage Corp. (a)	5,603	335,171
PepsiCo, Inc.	3,158	428,951
The Coca-Cola Co.	25,263	1,349,044
		2,894,907
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	815	244,345
Kroger Co.	10,900	298,006
Performance Food Group Co. (a)	6,214	292,431
U.S. Foods Holding Corp. (a)	8,754	348,147
Walmart, Inc.	3,871	460,997
		1,643,926
Food Products - 0.7%
Bunge Ltd.	2,750	146,795
Conagra Brands, Inc.	6,317	182,372
Danone SA	2,139	176,002
Mondelez International, Inc.	13,956	733,248
The J.M. Smucker Co.	1,935	203,349
		1,441,766
Household Products - 1.0%
Colgate-Palmolive Co.	8,660	587,321
Energizer Holdings, Inc.	5,094	254,140
Procter & Gamble Co.	11,919	1,454,833
		2,296,294
Personal Products - 0.2%
Coty, Inc. Class A	15,078	174,000
Edgewell Personal Care Co. (a)	2,038	63,504
Unilever NV	4,787	284,793
		522,297
Tobacco - 0.6%
Altria Group, Inc.	5,502	273,449
Philip Morris International, Inc.	11,410	946,231
		1,219,680

TOTAL CONSUMER STAPLES		10,018,870

ENERGY - 2.9%
Energy Equipment & Services - 0.1%
Baker Hughes, A GE Co. Class A	9,762	218,864
NCS Multistage Holdings, Inc. (a)	10,067	21,644
Oceaneering International, Inc. (a)	2,237	29,998
		270,506
Oil, Gas & Consumable Fuels - 2.8%
Black Stone Minerals LP	5,389	63,967
BP PLC sponsored ADR	10,128	378,990
Brigham Minerals, Inc. Class A	4,169	80,712
Cheniere Energy, Inc. (a)	1,728	104,613
Chevron Corp.	8,947	1,047,962
Devon Energy Corp.	181	3,962
Diamondback Energy, Inc.	2,746	212,376
EOG Resources, Inc.	8,807	624,416
Exxon Mobil Corp.	9,556	651,050
Hess Midstream Partners LP	2,443	49,959
Kimbell Royalty Partners LP	6,406	92,246
Magnolia Oil & Gas Corp. Class A (a)	15,963	173,358
Marathon Petroleum Corp.	1,220	73,981
Noble Energy, Inc.	7,115	147,707
Parsley Energy, Inc. Class A	9,761	146,220
Phillips 66 Co.	5,186	594,938
Pioneer Natural Resources Co.	3,252	415,736
PrairieSky Royalty Ltd.	4,691	48,418
Rattler Midstream LP	3,153	50,164
Reliance Industries Ltd. sponsored GDR (b)	2,123	91,714
Suncor Energy, Inc.	12,913	405,384
Valero Energy Corp.	4,967	474,299
Viper Energy Partners LP	3,356	79,604
		6,011,776

TOTAL ENERGY		6,282,282

FINANCIALS - 8.4%
Banks - 3.1%
Banco Inter SA unit	1,262	13,453
Bank of America Corp.	68,118	2,269,692
Citigroup, Inc.	19,703	1,480,089
EFG Eurobank Ergasias SA (a)	66,774	70,334
First Horizon National Corp.	10,178	163,662
Huntington Bancshares, Inc.	53,580	797,806
KeyCorp	19,341	375,022
M&T Bank Corp.	1,693	278,905
Sberbank of Russia sponsored ADR	3,867	56,574
Signature Bank	1,475	181,956
Societe Generale Series A	3,563	111,972
SunTrust Banks, Inc.	3,868	274,009
Wells Fargo & Co.	13,972	760,915
		6,834,389
Capital Markets - 1.2%
Apollo Global Management LLC Class A	5,496	240,725
BlackRock, Inc. Class A	749	370,688
Cboe Global Markets, Inc.	4,356	517,928
E*TRADE Financial Corp.	8,246	365,298
Morgan Stanley	12,010	594,255
State Street Corp.	4,784	359,278
Tel Aviv Stock Exchange Ltd.	4,938	16,472
Tradeweb Markets, Inc. Class A	1,018	45,535
Virtu Financial, Inc. Class A	14,241	236,401
		2,746,580
Consumer Finance - 2.1%
360 Finance, Inc. ADR	20,868	198,246
Ally Financial, Inc.	8,347	265,768
American Express Co.	5,784	694,774
Capital One Financial Corp.	20,223	2,022,502
OneMain Holdings, Inc.	18,626	802,594
Qudian, Inc. ADR (a)	10,368	51,425
SLM Corp.	18,627	158,888
Synchrony Financial	10,078	377,018
		4,571,215
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc.:
Class A (a)	1	330,495
Class B (a)	2,037	448,751
		779,246
Insurance - 1.6%
American International Group, Inc.	12,520	659,303
Hartford Financial Services Group, Inc.	10,398	643,220
Marsh & McLennan Companies, Inc.	6,561	709,047
MetLife, Inc.	7,736	386,104
The Travelers Companies, Inc.	4,133	565,064
Willis Group Holdings PLC	3,053	599,731
		3,562,469

TOTAL FINANCIALS		18,493,899

HEALTH CARE - 9.5%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	3,988	454,393
Amgen, Inc.	7,087	1,663,461
Argenx SE ADR (a)	100	14,805
Blueprint Medicines Corp. (a)	1,018	83,517
Global Blood Therapeutics, Inc. (a)	3,180	211,470
Sarepta Therapeutics, Inc. (a)	481	54,108
Vertex Pharmaceuticals, Inc. (a)	4,906	1,087,906
		3,569,660
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	16,666	1,424,110
Becton, Dickinson & Co.	3,539	914,832
Boston Scientific Corp. (a)	30,508	1,319,471
Danaher Corp.	2,078	303,346
Haemonetics Corp. (a)	2,018	243,371
Hologic, Inc. (a)	2,363	121,269
Intuitive Surgical, Inc. (a)	1,397	828,281
Stryker Corp.	2,435	498,834
		5,653,514
Health Care Providers & Services - 2.1%
Cigna Corp.	1,119	223,710
HCA Holdings, Inc.	4,569	633,538
Humana, Inc.	2,844	970,458
Molina Healthcare, Inc. (a)	1,300	176,150
UnitedHealth Group, Inc.	9,258	2,591,036
		4,594,892
Health Care Technology - 0.0%
Change Healthcare, Inc.	7,280	97,406
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)	138	8,955
Thermo Fisher Scientific, Inc.	3,494	1,096,941
		1,105,896
Pharmaceuticals - 2.7%
AstraZeneca PLC sponsored ADR	22,989	1,114,507
Bristol-Myers Squibb Co.	29,357	1,671,588
Bristol-Myers Squibb Co. rights (a)	3,825	8,224
Eli Lilly & Co.	8,594	1,008,506
Horizon Pharma PLC (a)	10,158	332,979
Roche Holding AG (participation certificate)	4,115	1,268,626
Zoetis, Inc. Class A	3,417	411,817
		5,816,247

TOTAL HEALTH CARE		20,837,615

INDUSTRIALS - 7.3%
Aerospace & Defense - 0.8%
General Dynamics Corp.	917	166,656
Northrop Grumman Corp.	1,053	370,414
Raytheon Co.	374	81,315
The Boeing Co.	1,232	451,134
United Technologies Corp.	3,974	589,503
		1,659,022
Air Freight & Logistics - 0.2%
FedEx Corp.	2,287	366,034
United Parcel Service, Inc. Class B	1,123	134,457
		500,491
Airlines - 0.3%
American Airlines Group, Inc.	23,826	684,759
Construction & Engineering - 0.6%
AECOM (a)	25,476	1,103,875
Granite Construction, Inc.	8,600	221,536
		1,325,411
Electrical Equipment - 0.6%
Sensata Technologies, Inc. PLC (a)	9,681	498,475
Sunrun, Inc. (a)	37,113	515,128
Vivint Solar, Inc. (a)	57,867	425,322
		1,438,925
Industrial Conglomerates - 1.3%
3M Co.	2,420	410,843
General Electric Co.	200,417	2,258,700
Honeywell International, Inc.	881	157,303
		2,826,846
Machinery - 0.5%
Allison Transmission Holdings, Inc.	6,300	304,920
Caterpillar, Inc.	1,002	145,019
WABCO Holdings, Inc. (a)	4,267	574,978
		1,024,917
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	407	568,838
Professional Services - 0.6%
Nielsen Holdings PLC	72,501	1,417,395
Road & Rail - 1.7%
CSX Corp.	6,013	430,170
Lyft, Inc.	9,793	479,661
Norfolk Southern Corp.	6,542	1,265,877
Uber Technologies, Inc.	41,700	1,234,320
Union Pacific Corp.	1,567	275,776
		3,685,804
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	22,886	911,321

TOTAL INDUSTRIALS		16,043,729

INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 0.1%
Ericsson (B Shares) sponsored ADR	14,563	131,650
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. (a)	22,410	266,007
Jabil, Inc.	1,833	71,194
		337,201
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A	2,764	177,200
DXC Technology Co.	1,541	57,526
Fastly, Inc. Class A	7,197	146,891
Fidelity National Information Services, Inc.	8,304	1,147,198
FleetCor Technologies, Inc. (a)	225	69,057
Genpact Ltd.	4,400	179,080
Global Payments, Inc.	2,392	433,191
GoDaddy, Inc. (a)	812	53,901
GreenSky, Inc. Class A (a)	14,760	109,814
IBM Corp.	1,031	138,618
MasterCard, Inc. Class A	305	89,130
MongoDB, Inc. Class A (a)	3,113	462,903
PagSeguro Digital Ltd. (a)	7,554	256,383
PayPal Holdings, Inc. (a)	6,517	703,901
Square, Inc. (a)	4,300	297,216
Twilio, Inc. Class A (a)	3,556	367,264
Verra Mobility Corp. (a)	6,417	96,062
Visa, Inc. Class A	1,119	206,467
		4,991,802
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	7,330	286,970
Analog Devices, Inc.	1,278	144,350
Applied Materials, Inc.	8,523	493,482
Broadcom, Inc.	1,761	556,846
Lam Research Corp.	593	158,230
Marvell Technology Group Ltd.	16,700	440,379
Mellanox Technologies Ltd. (a)	600	68,940
Microchip Technology, Inc.	1,738	164,311
Micron Technology, Inc. (a)	25,811	1,226,281
NVIDIA Corp.	4,041	875,846
NXP Semiconductors NV	10,490	1,212,434
ON Semiconductor Corp. (a)	21,523	462,099
Qorvo, Inc. (a)	513	53,460
Qualcomm, Inc.	6,314	527,535
Sanken Electric Co. Ltd.	3,972	115,436
Skyworks Solutions, Inc.	928	91,222
Xilinx, Inc.	275	25,515
		6,903,336
Software - 5.1%
Adobe, Inc. (a)	2,983	923,328
Autodesk, Inc. (a)	8,295	1,500,566
Citrix Systems, Inc.	1,188	134,018
Cloudflare, Inc. (a)	4,600	89,608
Elastic NV (a)	2,248	178,514
Everbridge, Inc. (a)	1,435	126,194
HubSpot, Inc. (a)	740	111,740
LivePerson, Inc. (a)	9,878	392,058
Microsoft Corp.	36,428	5,514,471
Nortonlifelock, Inc.	3,476	86,552
Parametric Technology Corp. (a)	445	34,087
Pluralsight, Inc. (a)	3,260	55,387
RealPage, Inc. (a)	815	44,849
RingCentral, Inc. (a)	435	75,024
Salesforce.com, Inc. (a)	6,415	1,044,939
ShotSpotter, Inc. (a)	1,120	27,462
SS&C Technologies Holdings, Inc.	2,518	151,206
SurveyMonkey (a)	7,747	132,241
Talend SA ADR (a)	1,527	57,965
Varonis Systems, Inc. (a)	2,547	198,946
Workday, Inc. Class A (a)	700	125,384
Workiva, Inc. (a)	813	35,260
Zendesk, Inc. (a)	702	55,458
		11,095,257
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	23,313	6,230,400
Pure Storage, Inc. Class A (a)	6,700	107,669
Samsung Electronics Co. Ltd.	1,516	64,552
Western Digital Corp.	10,680	537,524
		6,940,145

TOTAL INFORMATION TECHNOLOGY		30,399,391

MATERIALS - 1.5%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	1,276	301,557
Amyris, Inc. (a)	26,629	107,049
CF Industries Holdings, Inc.	3,207	148,195
DowDuPont, Inc.	1,676	108,622
Ecolab, Inc.	806	150,456
FMC Corp.	1,582	154,973
Innospec, Inc.	1,300	127,920
LG Chemical Ltd.	388	100,670
Linde PLC	1,469	302,922
LyondellBasell Industries NV Class A	1,364	126,225
Sherwin-Williams Co.	248	144,616
Tronox Holdings PLC	8,706	100,815
		1,874,020
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	554	148,694
Summit Materials, Inc. (a)	6,175	147,397
		296,091
Containers & Packaging - 0.2%
Avery Dennison Corp.	1,110	144,711
Crown Holdings, Inc. (a)	3,929	298,211
		442,922
Metals & Mining - 0.3%
Commercial Metals Co.	5,653	120,748
Freeport-McMoRan, Inc.	13,238	150,648
Kaiser Aluminum Corp.	600	65,748
Newmont Goldcorp Corp.	5,946	228,326
Reliance Steel & Aluminum Co.	1,259	148,537
		714,007

TOTAL MATERIALS		3,327,040

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	2,090	339,667
American Homes 4 Rent Class A	3,643	97,305
American Tower Corp.	5,248	1,123,229
Corporate Office Properties Trust (SBI)	7,577	221,097
Crown Castle International Corp.	1,068	142,749
Digital Realty Trust, Inc.	2,500	302,375
Equinix, Inc.	671	380,356
Equity Lifestyle Properties, Inc.	2,204	163,272
Front Yard Residential Corp. Class B	14,533	168,583
Omega Healthcare Investors, Inc.	1,905	80,067
Potlatch Corp.	3,214	139,584
Prologis, Inc.	6,346	580,976
Simon Property Group, Inc.	368	55,645
Store Capital Corp.	1,968	80,117
Welltower, Inc.	4,501	380,650
Weyerhaeuser Co.	6,600	194,766
		4,450,438
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	9,460	183,429

TOTAL REAL ESTATE		4,633,867

UTILITIES - 2.1%
Electric Utilities - 1.2%
Duke Energy Corp.	33	2,910
Edison International	6,491	448,528
Entergy Corp.	2,245	261,296
Evergy, Inc.	1,713	108,382
Exelon Corp.	12,700	563,880
FirstEnergy Corp.	5,815	277,317
NextEra Energy, Inc.	3,529	825,151
PPL Corp.	2,559	87,083
Southern Co.	2,518	156,091
		2,730,638
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	32	829
NRG Energy, Inc.	2,721	108,105
The AES Corp.	6,468	122,310
		231,244
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	1,700	41,752
Dominion Energy, Inc.	10,132	842,071
Public Service Enterprise Group, Inc.	3,065	181,785
Sempra Energy	4,001	589,227
		1,654,835

TOTAL UTILITIES		4,616,717

TOTAL COMMON STOCKS
(Cost $133,757,666)		143,703,498
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.5% to 1.65% 1/9/20 to 2/13/20 (c)
(Cost $219,451)	220,000	219,461
	Shares	Value

Fixed-Income Funds - 31.2%
Fidelity High Income Central Fund (d)	50,980	$5,638,442
Fidelity Investment Grade Bond Central Fund (d)	555,749	62,577,302
TOTAL FIXED-INCOME FUNDS
(Cost $68,599,823)		68,215,744

Money Market Funds - 3.0%
Fidelity Cash Central Fund 1.61% (e)
(Cost $6,628,903)	6,627,578	6,628,903
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $209,205,843)		218,767,606
NET OTHER ASSETS (LIABILITIES) - 0.1%		119,186
NET ASSETS - 100%		$218,886,792

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	31	Dec. 2019	$4,872,735	$161,513	$161,513

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,714 or 0.0% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $219,461.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,362
Fidelity High Income Central Fund	51,744
Fidelity Investment Grade Bond Central Fund	274,290
Total	$338,396

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$44,546	$5,597,459	$--	$--	$(3,563)	$5,638,442	0.2%
Fidelity Investment Grade Bond Central Fund	503,800	62,468,974	--	--	(395,472)	62,577,302	0.2%
Total	$548,346	$68,066,433	$--	$--	$(399,035)	$68,215,744

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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